Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Restatement
Consolidated Statement of Operations for the year ended December 31, 2014

(In millions of U.S. dollars)	As previously reported on Form 20-F	Derivative valuation adjustment	As restated
Operating revenues
Contract revenues	1,058.8	—	1,058.8
Reimbursable revenues	160.0	—	160.0
Related party revenues	44.9	—	44.9
Total operating revenues	1,263.7	—	1,263.7

Gain on disposal	—	—	—

Operating expenses
Vessel and rig operating expenses	458.4	—	458.4
Reimbursable expenses	150.0	—	150.0
Depreciation	212.2	—	212.2
Loss on impairment	480.6	—	480.6
General and administrative expenses	78.9	—	78.9
Total operating expenses	1,380.1	—	1,380.1

Operating loss	(116.4)	—	(116.4)

Financial items
Interest expense	(103.3)	—	(103.3)
Gain from derivative financial instruments	(86.2)	16.5	(69.7)
Foreign exchange gain	41.0	—	41.0
Other financial items	(26.0)	—	(26.0)
Total financial items	(174.5)	16.5	(158.0)

Loss before income taxes	(290.9)	16.5	(274.4)
Income taxes	(29.6)	—	(29.6)
Net loss	(320.5)	16.5	(304.0)

Net income to non-controlling interest	12.4	—	12.4
Net loss attributable to the shareholders of the Company	(332.9)	16.5	(316.4)

Basic loss per share (US$)	(13.86)	0.68	(13.18)
Diluted loss per share (US$)	(13.86)	0.68	(13.18)

Consolidated Statement of Comprehensive Loss for the year ended December 31, 2014

(In millions of U.S. dollars)	As previously reported on Form 20-F	Derivative valuation adjustment	As restated
Net loss	(320.5)	16.5	(304.0)

Other comprehensive gain/(loss), net of tax:
Change in actuarial gain/(loss) relating to pension	(19.2)	—	(19.2)
Change in unrealized gain on interest rate swaps in VIE	—	—	—
Other comprehensive income/(loss), net of tax	(19.2)	—	(19.2)

Total comprehensive loss for the year ended	(339.7)	16.5	(323.2)

Total comprehensive income attributable to non-controlling interests	12.4	—	12.4
Total comprehensive loss attributable to the shareholders	(352.1)	16.5	(335.6)
Consolidated Balance Sheet as at December 31, 2014

(In millions of U.S. dollars)	As previously reported on Form 20-F	Derivative valuation adjustment	As restated
ASSETS
Current assets
Cash and cash equivalents	116.2	—	116.2
Restricted cash	11.0	—	11.0
Accounts receivables, net	235.1	—	235.1
Related party receivables	34.8	—	34.8
Deferred tax assets	—	—	—
Other current assets	22.0	—	22.0
Total current assets	419.1	—	419.1

Non-current assets
Deferred tax assets	31.8	—	31.8
Newbuilding	172.6	—	172.6
Drilling units	2,923.5	—	2,923.5
Other non-current assets	104.0	—	104.0
Total non-current assets	3,231.9	—	3,231.9
Total assets	3,651.0	—	3,651.0

LIABILITIES AND EQUITY
Current liabilities
Current portion of long-term debt	210.2	—	210.2
Related party liabilities	17.0	—	17.0
Trade accounts payable	6.5	—	6.5
Tax payable	11.8	—	11.8
Other current liabilities	267.8	(16.5)	251.3
Total current liabilities	513.3	(16.5)	496.8

Non-current liabilities
Long-term interest bearing debt	2,188.2	—	2,188.2
Long term debt to related party	308.4	—	308.4
Deferred taxes	54.2	—	54.2
Pension liabilities	82.9	—	82.9
Other non-current liabilities	42.4	—	42.4
Total non-current liabilities	2,676.1	—	2,676.1

Equity
Common shares
Share capital	1,205.7	—	1,205.7
Additional paid-in capital	48.6	—	48.6
Contributed surplus	834.3	—	834.3
Contributed deficit	(1,188.4)	—	(1,188.4)
Accumulated other comprehensive loss	(58.6)	—	(58.6)
Accumulated deficit	(390.1)	16.5	(373.6)
Total Shareholder's equity	451.5	16.5	468.0
Non-controlling interest	10.1	—	10.1
Total equity	461.6	16.5	478.1
Total liabilities and equity	3,651.0	—	3,651.0

Consolidated Statement of Cash Flows for the year ended December 31, 2014

(In millions of U.S. dollars)	As previously reported on Form 20-F	Derivative valuation adjustment	As restated
Cash flow from operating activities
Net loss	(320.5)	16.5	(304.0)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation	212.2	—	212.2
Impairment of goodwill	480.6	—	480.6
Amortization of deferred loan charges	8.4	—	8.4
Amortization of tax assets	9.1	—	9.1
Share based compensation expense	0.8	—	0.8
Unrealized loss/(gain) related to financial derivatives	53.7	(16.5)	37.2
Unrealized foreign exchange gain on long-term interest bearing debt	(43.0)	—	(43.0)
Payments for long-term maintenance	(155.4)	—	(155.4)
Deferred income tax	12.0	—	12.0

Changes in operating assets and liabilities:
Trade accounts receivable	(13.4)	—	(13.4)
Trade accounts payable	(3.9)	—	(3.9)
Short-term related party receivables and liabilities	(39.1)	—	(39.1)
Other receivables and other assets	12.2	—	12.2
Other liabilities	(14.8)	—	(14.8)
Deferred revenue	0.2	—	0.2
Net cash provided by operating activities	199.1	—	199.1

Net cash used in investing activities	(447.5)	—	(447.5)

Net cash provided by financing activities	271.2	—	271.2

Effect of exchange rate changes on cash and cash equivalents	9.3	—	9.3

Net increase in cash and cash equivalents	32.1	—	32.1
Cash and cash equivalents at the beginning of the period	84.1	—	84.1
Cash and cash equivalents at the end of the period	116.2	—	116.2
Consolidated Statement of Operations for the year ended December 31, 2015

(In millions of U.S. dollars)	As previously reported on Form 20-F	Derivative valuation adjustment	As restated
Operating revenues
Contract revenues	730.4	—	730.4
Reimbursable revenues	17.3	—	17.3
Total operating revenues	747.7	—	747.7

Loss on disposal	(82.0)	—	(82.0)

Operating expenses
Vessel and rig operating expenses	270.8	—	270.8
Reimbursable expenses	15.4	—	15.4
Depreciation	221.9	—	221.9
General and administrative expenses	60.1	—	60.1
Total operating expenses	568.2	—	568.2

Operating income	97.5	—	97.5

Financial items
Interest expense	(97.7)	—	(97.7)
(Loss)/gain from derivative financial instruments	(57.4)	21.8	(35.6)
Foreign exchange gain	28.3	—	28.3
Other financial items	(5.2)	—	(5.2)
Total financial items	(132.0)	21.8	(110.2)

Loss before income taxes	(34.5)	21.8	(12.7)
Income taxes	(44.1)	—	(44.1)
Net loss	(78.6)	21.8	(56.8)

Net income to non-controlling interest	16.2	—	16.2
Net loss attributable to the shareholders of the Company	(94.8)	21.8	(73.0)

Basic loss per share (US$)	(3.93)	0.90	(3.03)
Diluted loss per share (US$)	(3.93)	0.90	(3.03)

Consolidated Statement of Comprehensive Loss for the year ended December 31, 2015

(In millions of U.S. dollars)	As previously reported on Form 20-F	Derivative valuation adjustment	As restated
Net loss	(78.6)	21.8	(56.8)

Other comprehensive income/(loss), net of tax:
Unrealized actuarial gain relating to defined benefit pension scheme	34.9	—	34.9
Unrealized gain on interest rate swaps in the variable interest entities	0.2	—	0.2
Other comprehensive income net of tax	35.1	—	35.1

Total comprehensive loss for the period	(43.5)	21.8	(21.7)

Total comprehensive income attributable to non-controlling interests	16.4	—	16.4
Total comprehensive loss attributable to the shareholders	(59.9)	21.8	(38.1)
Consolidated Balance Sheet as at December 31, 2015

(In millions of U.S. dollars)	As previously reported on Form 20-F	Derivative valuation adjustment	As restated
ASSETS
Current assets
Cash and cash equivalents	150.9	—	150.9
Restricted cash	6.5	—	6.5
Accounts receivables, net	99.3	—	99.3
Related party receivables	4.7	—	4.7
Other current assets	25.1	—	25.1
Total current assets	286.5	—	286.5

Non-current assets
Deferred tax assets	7.5	—	7.5
Drilling units	2,738.0	—	2,738.0
Non-current assets held for sale	128.4	—	128.4
Other non-current assets	94.7	—	94.7
Total non-current assets	2,968.6	—	2,968.6
Total assets	3,255.1	—	3,255.1

LIABILITIES AND EQUITY
Current liabilities
Current portion of long-term debt	210.4	—	210.4
Related party liabilities	39.8	—	39.8
Trade accounts payable	12.3	—	12.3
Tax payable	20.3	—	20.3
Other current liabilities	211.8	(38.3)	173.5
Total current liabilities	494.6	(38.3)	456.3

Non-current liabilities
Long-term interest bearing debt	1,903.5	—	1,903.5
Long term debt to related party	321.0	—	321.0
Deferred taxes	57.7	—	57.7
Pension liabilities	37.4	—	37.4
Other non-current liabilities	22.2	—	22.2
Total non-current liabilities	2,341.8	—	2,341.8

Equity
Common shares
Share capital	2.4	—	2.4
Additional paid-in capital	49.2	—	49.2
Contributed surplus	2,037.6	—	2,037.6
Contributed deficit	(1,188.4)	—	(1,188.4)
Accumulated other comprehensive loss	(23.7)	—	(23.7)
Accumulated deficit	(484.9)	38.3	(446.6)
Total Shareholder's equity	392.2	38.3	430.5
Non-controlling interest	26.5	—	26.5
Total equity	418.7	38.3	457.0

Total liabilities and equity	3,255.1	—	3,255.1

Consolidated Statement of Cash Flows for the year ended December 31, 2015

(In millions of U.S. dollars)	As previously reported on Form 20-F	Derivative valuation adjustment	As restated
Cash flow from operating activities
Net income loss	(78.6)	21.8	(56.8)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation	221.9	—	221.9
Loss on disposal	82.0	—	82.0
Amortization of deferred loan charges	8.2	—	8.2
Amortization of tax assets	8.8	—	8.8
Share based compensation expense	0.6	—	0.6
Unrealized loss/(gain) related to financial derivatives	20.3	(21.8)	(1.5)
Unrealized foreign exchange gain on long-term interest bearing debt	(30.6)	—	(30.6)
Payments for long-term maintenance	(30.3)	—	(30.3)
Deferred income tax	23.5	—	23.5
Changes in operating assets and liabilities:
Trade accounts receivable	135.8	—	135.8
Trade accounts payable	5.8	—	5.8
Short-term related party receivables and liabilities	67.1	—	67.1
Other receivables and other assets	2.6	—	2.6
Other liabilities	(78.9)	—	(78.9)
Deferred revenue	(18.3)	—	(18.3)
Net cash provided by operating activities	339.9	—	339.9

Net cash used in investing activities	(39.0)	—	(39.0)

Net cash used in financing activities	(264.1)	—	(264.1)

Effect of exchange rate changes on cash and cash equivalents	(2.1)	—	(2.1)

Net increase in cash and cash equivalents	34.7	—	34.7
Cash and cash equivalents at the beginning of the period	116.2	—	116.2
Cash and cash equivalents at the end of the period	150.9	—	150.9
Consolidated Statement of Operations for the three months ended March 31, 2016

(In millions of U.S. dollars)	As previously reported	Derivative valuation adjustment	As restated
Operating revenues
Contract revenues	146.5	—	146.5
Reimbursables	5.1	—	5.1
Total operating revenues	151.6	—	151.6

Gain on disposal	2.4	—	2.4

Operating expenses
Vessel and rig operating expenses	50.3	—	50.3
Reimbursable expenses	4.8	—	4.8
Depreciation and amortization	56.7	—	56.7
General and administrative expenses	9.2	—	9.2
Total operating expenses	121.0	—	121.0

Net operating income/(loss)	33.0	—	33.0

Financial items
Interest expense	(26.0)	—	(26.0)
Foreign exchange (loss)/gain	(7.3)	—	(7.3)
Gain/(Loss) on derivative financial instruments	—	5.0	5.0
Other financial items	(1.8)	—	(1.8)
Total financial items	(35.1)	5.0	(30.1)

Loss before income taxes	(2.1)	5.0	2.9
Income taxes	(4.0)	—	(4.0)
Net loss	(6.1)	5.0	(1.1)

Net loss to non-controlling interests	3.8	—	3.8
Net loss attributable to the shareholders of the Company	(9.9)	5.0	(4.9)

Basic earnings per share	(0.41)	0.21	(0.20)
Diluted earnings per share	(0.41)	0.21	(0.20)

Unaudited Consolidated Statement of Comprehensive (Loss)/Income for the three months ended March 31, 2016

(In millions of U.S. dollars)	As previously reported	Derivative valuation adjustment	As restated
Net loss	(6.1)	5.0	(1.1)

Other comprehensive gain/(loss), net of tax:
Change in actuarial gain/(loss) relating to pension	5.3	—	5.3
Change in unrealized gain on interest rate swaps in VIE	(1.6)	—	(1.6)
Other comprehensive income/(loss), net of tax	3.7	—	3.7

Total comprehensive loss for the year ended	(2.4)	5.0	2.6

Total comprehensive income attributable to non-controlling interests	2.2	—	2.2
Total comprehensive loss attributable to the shareholders	(4.6)	5.0	0.4

Unaudited Consolidated Balance Sheet as at March 31, 2016

(In millions of U.S. dollars)	As previously reported	Derivative valuation adjustment	As restated
ASSETS
Current assets
Cash and cash equivalents	87.4	—	87.4
Restricted cash	4.2	—	4.2
Accounts receivables, net	130.2	—	130.2
Amount due from related party	3.6	—	3.6
Other current assets	18.1	—	18.1
Total current assets	243.5	—	243.5

Non-current assets
Drilling units	2,683.7	—	2,683.7
Non-current assets held for sale	128.4	—	128.4
Deferred tax assets	9.2	—	9.2
Other non-current assets	92.2	—	92.2
Total non-current assets	2,913.5	—	2,913.5
Total assets	3,157.0	—	3,157.0

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Current portion of long-term debt	210.4	—	210.4
Amount due to related party	10.3	—	10.3
Trade accounts payable	11.4	—	11.4
Tax payable	30.1	—	30.1
Other current liabilities	182.0	(43.3)	138.7
Total current liabilities	444.2	(43.3)	400.9

Non-current liabilities
Long-term interest bearing debt	1,910.2	—	1,910.2
Long term debt to related party	291.0	—	291.0
Deferred taxes	52.3	—	52.3
Pension liabilities	23.1	—	23.1
Other non-current liabilities	19.6	—	19.6
Total non-current liabilities	2,296.2	—	2,296.2

Shareholders’ equity
Common shares	2.4	—	2.4
Additional paid in capital	49.2	—	49.2
Contributed surplus	2,037.6	—	2,037.6
Contributed deficit	(1,188.4)	—	(1,188.4)
Accumulated other comprehensive loss	(18.4)	—	(18.4)
Accumulated deficit	(494.5)	43.3	(451.2)
Total shareholders’ equity	387.9	43.3	431.2
Non controlling interest	28.7	—	28.7
Total equity	416.6	43.3	459.9

Total liabilities and shareholders’ equity	3,157.0	—	3,157.0

Unaudited Consolidated Statement of Cash Flows for the three months ended March 31, 2016

(In millions of U.S. dollars)	As previously reported	Derivative valuation adjustment	As restated
Cash Flows from Operating Activities
Net loss	(6.1)	5.0	(1.1)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	56.7	—	56.7
Amortization of deferred loan charges	2.0	—	2.0
Amortization of tax assets	2.3	—	2.3
Payments for long-term maintenance	(2.3)	—	(2.3)
Unrealized (gain)/loss related to derivative financial instruments	(7.3)	(5.0)	(12.3)
Unrealized foreign exchange loss/(gain) on long-term interest bearing debt	9.3	—	9.3
Share based payments expense	0.3	—	0.3
Deferred income tax expense	(7.1)	—	(7.1)

Changes in operating assets and liabilities:
Trade accounts receivable	(30.9)	—	(30.9)
Trade accounts payable	(0.9)	—	(0.9)
Change in short-term related party receivables and liabilities	(8.8)	—	(8.8)
Other receivables and other assets	2.6	—	2.6
Change in deferred revenue	(6.1)	—	(6.1)
Other liabilities	(18.7)	—	(18.7)
Net cash provided by operating activities	(15.0)	—	(15.0)

Net cash provided by investing activities	2.3	—	2.3

Net cash used in financing activities	(53.5)	—	(53.5)

Effect of exchange rate changes on cash and cash equivalents	2.7	—	2.7

Net (decrease)/increase in cash and cash equivalents	(63.5)	—	(63.5)
Cash and cash equivalents at beginning of the period	150.9	—	150.9
Cash and cash equivalents at the end of period	87.4	—	87.4
Consolidated Statement of Operations for the three months ended June 30, 2016

(In millions of U.S. dollars)	As previously reported	Derivative valuation adjustment	As restated
Operating revenues
Contract revenues	161.7	—	161.7
Reimbursables	2.9	—	2.9
Total operating revenues	164.6	—	164.6

Gain/(Loss) on disposal	—	—	—

Operating expenses
Vessel and rig operating expenses	45.3	—	45.3
Reimbursable expenses	2.8	—	2.8
Depreciation and amortization	55.0	—	55.0
General and administrative expenses	7.5	—	7.5
Total operating expenses	110.6	—	110.6

Net operating income/(loss)	54.0	—	54.0

Financial items
Interest expense	(26.8)	—	(26.8)
Foreign exchange gain/(loss)	1.4	—	1.4
(Loss)/gain on derivative financial instruments	(8.5)	(4.7)	(13.2)
Other financial items	(1.9)	—	(1.9)
Total financial items	(35.8)	(4.7)	(40.5)

Loss before income taxes	18.2	(4.7)	13.5
Income taxes	(1.6)	—	(1.6)
Net loss	16.6	(4.7)	11.9

Net loss to non-controlling interests	3.7	—	3.7
Net loss attributable to the shareholders of the Company	12.9	(4.7)	8.2

Basic earnings per share	0.53	(0.20)	0.33
Diluted earnings per share	0.53	(0.20)	0.33

Unaudited Consolidated Statement of Comprehensive Income for the three months ended June 30, 2016

(In millions of U.S. dollars)	As previously reported	Derivative valuation adjustment	As restated
Net loss	16.6	(4.7)	11.9

Other comprehensive gain/(loss), net of tax:
Change in actuarial gain/(loss) relating to pension	1.3	—	1.3
Change in unrealized gain on interest rate swaps in VIE	(0.2)	—	(0.2)
Other comprehensive income/(loss), net of tax	1.1	—	1.1

Total comprehensive loss for the year ended	17.7	(4.7)	13.0

Total comprehensive income attributable to non-controlling interests	3.5	—	3.5
Total comprehensive loss attributable to the shareholders	14.2	(4.7)	9.5

Unaudited Consolidated Statement of Operations for the six months ended June 30, 2016

(In millions of U.S. dollars)	As previously reported	Derivative valuation adjustment	As restated
Operating revenues
Contract revenues	308.2	—	308.2
Reimbursables	8.0	—	8.0
Total operating revenues	316.2	—	316.2

Gain on disposal	2.4	—	2.4

Operating expenses
Vessel and rig operating expenses	95.6	—	95.6
Reimbursable expenses	7.6	—	7.6
Depreciation and amortization	111.7	—	111.7
General and administrative expenses	16.7	—	16.7
Total operating expenses	231.6	—	231.6

Net operating income/(loss)	87.0	—	87.0

Financial items
Interest expense	(52.8)	—	(52.8)
Foreign exchange (loss)/gain	(5.9)	—	(5.9)
(Loss)/gain on derivative financial instruments	(8.5)	0.3	(8.2)
Other financial items	(3.7)	—	(3.7)
Total financial items	(70.9)	0.3	(70.6)

Loss before income taxes	16.1	0.3	16.4
Income taxes	(5.6)	—	(5.6)
Net loss	10.5	0.3	10.8

Net loss to non-controlling interests	7.5	—	7.5
Net loss attributable to the shareholders of the Company	3.0	0.3	3.3

Basic earnings per share	0.12	0.01	0.13
Diluted earnings per share	0.12	0.01	0.13

Unaudited Consolidated Statement of Comprehensive Income for the six months ended June 30, 2016

(In millions of U.S. dollars)	As previously reported	Derivative valuation adjustment	As restated
Net loss	10.5	0.3	10.8

Other comprehensive gain/(loss), net of tax:
Change in actuarial gain/(loss) relating to pension	6.6	—	6.6
Change in unrealized gain on interest rate swaps in VIE	(1.8)	—	(1.8)
Other comprehensive income/(loss), net of tax	4.8	—	4.8

Total comprehensive loss for the year ended	15.3	0.3	15.6

Total comprehensive income attributable to non-controlling interests	5.7	—	5.7
Total comprehensive loss attributable to the shareholders	9.6	0.3	9.9

Unaudited Consolidated Balance Sheet as at June 30, 2016

(In millions of U.S. dollars)	As previously reported	Derivative valuation adjustment	As restated
ASSETS
Current assets
Cash and cash equivalents	80.0	—	80.0
Restricted cash	6.1	—	6.1
Accounts receivables, net	145.3	—	145.3
Amount due from related party	8.2	—	8.2
Other current assets	18.4	—	18.4
Total current assets	258.0	—	258.0

Non-current assets
Drilling units	2,635.6	—	2,635.6
Non-current assets held for sale	128.4	—	128.4
Deferred tax assets	7.4	—	7.4
Other non-current assets	89.7	—	89.7
Total non-current assets	2,861.1	—	2,861.1
Total assets	3,119.1	—	3,119.1

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Current portion of long-term debt	1,159.5	—	1,159.5
Amount due to related party	26.7	—	26.7
Trade accounts payable	10.8	—	10.8
Tax payable	25.4	—	25.4
Other current liabilities	177.7	(38.6)	139.1
Total current liabilities	1,400.1	(38.6)	1,361.5

Non-current liabilities
Long-term interest bearing debt	905.5	—	905.5
Long term debt to related party	319.8	—	319.8
Deferred taxes	47.7	—	47.7
Pension liabilities	25.5	—	25.5
Other non-current liabilities	17.9	—	17.9
Total non-current liabilities	1,316.4	—	1,316.4

Shareholders’ equity
Common shares	2.4	—	2.4
Additional paid in capital	49.2	—	49.2
Contributed surplus	2,037.6	—	2,037.6
Contributed deficit	(1,188.4)	—	(1,188.4)
Accumulated other comprehensive loss	(17.1)	—	(17.1)
Accumulated deficit	(481.3)	38.6	(442.7)
Total shareholders’ equity	402.4	38.6	441.0
Non controlling interest	0.2	—	0.2
Total equity	402.6	38.6	441.2

Total liabilities and shareholders’ equity	3,119.1	—	3,119.1

Unaudited Consolidated Statement of Cash Flows for the six months ended June 30, 2016

(In millions of U.S. dollars)	As previously reported	Derivative valuation adjustment	As restated
Cash Flows from Operating Activities
Net loss	10.5	0.3	10.8
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	111.7	—	111.7
Amortization of deferred loan charges	4.8	—	4.8
Amortization of tax assets	4.6	—	4.6
Payments for long-term maintenance	(9.1)	—	(9.1)
Unrealized (gain)/loss related to derivative financial instruments	(5.0)	(0.3)	(5.3)
Unrealized foreign exchange loss/(gain) on long-term interest bearing debt	8.6	—	8.6
Share based payments expense	0.6	—	0.6
Deferred income tax expense	(9.9)	—	(9.9)

Changes in operating assets and liabilities:
Trade accounts receivable	(46.0)	—	(46.0)
Trade accounts payable	(1.5)	—	(1.5)
Change in short-term related party receivables and liabilities	(0.7)	—	(0.7)
Other receivables and other assets	0.9	—	0.9
Tax payable	—	—	—
Change in deferred revenue	(11.2)	—	(11.2)
Other liabilities	(22.5)	—	(22.5)
Net cash provided by operating activities	35.8	—	35.8

Net cash provided by investing activities	0.4	—	0.4

Net cash used in financing activities	(111.2)	—	(111.2)

Effect of exchange rate changes on cash and cash equivalents	4.1	—	4.1

Net (decrease)/increase in cash and cash equivalents	(70.9)	—	(70.9)
Cash and cash equivalents at beginning of the period	150.9	—	150.9
Cash and cash equivalents at the end of period	80.0	—	80.0
Consolidated Statement of Operations for the three months ended September 30, 2016

(In millions of U.S. dollars)	As previously reported	Derivative valuation adjustment	As restated
Operating revenues
Contract revenues	132.7	—	132.7
Reimbursables	4.0	—	4.0
Total operating revenues	136.7	—	136.7

Gain/(Loss) on disposal	—	—	—

Operating expenses
Vessel and rig operating expenses	44.6	—	44.6
Reimbursable expenses	3.7	—	3.7
Depreciation and amortization	55.0	—	55.0
General and administrative expenses	4.7	—	4.7
Total operating expenses	108.0	—	108.0

Net operating income/(loss)	28.7	—	28.7

Financial items
Interest expense	(26.6)	—	(26.6)
Foreign exchange (loss)/gain	(5.6)	—	(5.6)
Gain/(Loss) on derivative financial instruments	12.9	3.0	15.9
Other financial items	(3.1)	—	(3.1)
Total financial items	(22.4)	3.0	(19.4)

Loss before income taxes	6.3	3.0	9.3
Income taxes	(19.1)	—	(19.1)
Net loss	(12.8)	3.0	(9.8)

Net loss to non-controlling interests	3.4	—	3.4
Net loss attributable to the shareholders of the Company	(16.2)	3.0	(13.2)

Basic earnings per share	(0.67)	0.12	(0.55)
Diluted earnings per share	(0.67)	0.12	(0.55)

Unaudited Consolidated Statement of Comprehensive Loss for the three months ended September 30, 2016

(In millions of U.S. dollars)	As previously reported	Derivative valuation adjustment	As restated
Net loss	(12.8)	3.0	(9.8)

Other comprehensive gain/(loss), net of tax:
Change in actuarial gain/(loss) relating to pension	5.0	—	5.0
Change in unrealized gain on interest rate swaps in VIE	1.4	—	1.4
Other comprehensive income/(loss), net of tax	6.4	—	6.4

Total comprehensive loss for the year ended	(6.4)	3.0	(3.4)

Total comprehensive income attributable to non-controlling interests	4.8	—	4.8
Total comprehensive loss attributable to the shareholders	(11.2)	3.0	(8.2)

Unaudited Consolidated Statement of Operations for the nine months ended September 30. 2016

(In millions of U.S. dollars)	As previously reported	Derivative valuation adjustment	As restated
Operating revenues
Contract revenues	440.9	—	440.9
Reimbursables	12.0	—	12.0
Total operating revenues	452.9	—	452.9

Gain on disposal	2.4	—	2.4

Operating expenses
Vessel and rig operating expenses	140.2	—	140.2
Reimbursable expenses	11.3	—	11.3
Depreciation and amortization	166.7	—	166.7
General and administrative expenses	21.4	—	21.4
Total operating expenses	339.6	—	339.6

Net operating income/(loss)	115.7	—	115.7

Financial items
Interest expense	(79.4)	—	(79.4)
Foreign exchange (loss)/gain	(11.5)	—	(11.5)
Gain/(Loss) on derivative financial instruments	4.4	3.3	7.7
Other financial items	(6.8)	—	(6.8)
Total financial items	(93.3)	3.3	(90.0)

Loss before income taxes	22.4	3.3	25.7
Income taxes	(24.7)	—	(24.7)
Net loss	(2.3)	3.3	1.0

Net loss to non-controlling interests	10.9	—	10.9
Net loss attributable to the shareholders of the Company	(13.2)	3.3	(9.9)

Basic earnings per share	(0.55)	0.14	(0.41)
Diluted earnings per share	(0.55)	0.14	(0.41)

Unaudited Consolidated Statement of Other Comprehensive Income for the nine months ended September 30, 2016

(In millions of U.S. dollars)	As previously reported	Derivative valuation adjustment	As restated
Net loss	(2.3)	3.3	1.0

Other comprehensive gain/(loss), net of tax:
Change in actuarial gain/(loss) relating to pension	11.6	—	11.6
Change in unrealized gain on interest rate swaps in VIE	(0.4)	—	(0.4)
Other comprehensive income/(loss), net of tax	11.2	—	11.2

Total comprehensive loss for the year ended	8.9	3.3	12.2

Total comprehensive income attributable to non-controlling interests	10.5	—	10.5
Total comprehensive loss attributable to the shareholders	(1.6)	3.3	1.7

Unaudited Consolidated Balance Sheet as at September 30, 2016

(In millions of U.S. dollars)	As previously reported	Derivative valuation adjustment	As restated
ASSETS
Current assets
Cash and cash equivalents	86.1	—	86.1
Restricted cash	4.0	—	4.0
Accounts receivables, net	113.8	—	113.8
Amount due from related party	10.2	—	10.2
Other current assets	16.3	—	16.3
Total current assets	230.4	—	230.4

Non-current assets
Drilling units	2,582.5	—	2,582.5
Non-current assets held for sale	128.4	—	128.4
Deferred tax assets	9.6	—	9.6
Other non-current assets	87.4	—	87.4
Total non-current assets	2,807.9	—	2,807.9
Total assets	3,038.3	—	3,038.3

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Current portion of long-term debt	1,118.3	—	1,118.3
Amount due to related party	24.9	—	24.9
Trade accounts payable	5.4	—	5.4
Tax payable	37.7	—	37.7
Other current liabilities	146.3	(41.6)	104.7
Total current liabilities	1,332.6	(41.6)	1,291.0

Non-current liabilities
Long-term interest bearing debt	903.3	—	903.3
Long term debt to related party	321.4	—	321.4
Deferred taxes	56.9	—	56.9
Pension liabilities	18.0	—	18.0
Other non-current liabilities	14.7	—	14.7
Total non-current liabilities	1,314.3	—	1,314.3

Shareholders’ equity
Common shares	2.4	—	2.4
Additional paid in capital	49.2	—	49.2
Contributed surplus	2,037.6	—	2,037.6
Contributed deficit	(1,188.4)	—	(1,188.4)
Accumulated other comprehensive loss	(12.1)	—	(12.1)
Accumulated deficit	(497.4)	41.6	(455.8)
Total shareholders’ equity	391.3	41.6	432.9
Non controlling interest	0.1	—	0.1
Total equity	391.4	41.6	433.0

Total liabilities and shareholders’ equity	3,038.3	—	3,038.3

Unaudited Consolidated Statement of Cash Flows for the nine months ended September 30, 2016

(In millions of U.S. dollars)	As previously reported	Derivative valuation adjustment	As restated
Cash Flows from Operating Activities
Net loss	(2.3)	3.3	1.0
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	166.7	—	166.7
Amortization of deferred loan charges	7.3	—	7.3
Amortization of tax assets	6.9	—	6.9
Payments for long-term maintenance	(11.0)	—	(11.0)
Unrealized (gain)/loss related to derivative financial instruments	(24.1)	(3.3)	(27.4)
Unrealized foreign exchange loss/(gain) on long-term interest bearing debt	16.1	—	16.1
Share based payments expense	0.7	—	0.7
Deferred income tax expense	(2.9)	—	(2.9)

Changes in operating assets and liabilities:
Trade accounts receivable	(14.5)	—	(14.5)
Trade accounts payable	(6.9)	—	(6.9)
Change in short-term related party receivables and liabilities	(7.8)	—	(7.8)
Other receivables and other assets	1.6	—	1.6
Change in deferred revenue	(16.4)	—	(16.4)
Other liabilities	(21.6)	—	(21.6)
Net cash provided by operating activities	91.8	—	91.8

Net cash provided by investing activities	2.5	—	2.5

Net cash used in financing activities	(164.7)	—	(164.7)

Effect of exchange rate changes on cash and cash equivalents	5.6	—	5.6

Net (decrease)/increase in cash and cash equivalents	(64.8)	—	(64.8)
Cash and cash equivalents at beginning of the period	150.9	—	150.9
Cash and cash equivalents at the end of period	86.1	—	86.1